Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
As required by Item 402(v) of Regulation
S-K,
we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last three completed fiscal years. In determining the “compensation actually paid” (“CAP”) to our Named Executive Officers (“NEOs”), we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table (“SCT”) in previous years, as the SEC’s valuation methods for this section differ from those required in the SCT. The table below summarizes compensation values both previously reported in our SCT, as well as the adjusted values required in this section for the 2020, 2021 and 2022 fiscal years. Our Principal Executive Officer (“PEO”) is our Chief Executive Officer (“CEO”). Note that for our NEOs not including our CEO (our
“Non-CEO
NEOs”), compensation is reported as an average.

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	SCT Total for CEO	CAP to CEO ($)	Average SCT Total for Non-CEO NEOs ($)	Average CAP to Non-CEO NEOs ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income (in Thousands)	Adjusted EBITDA (in Thousands)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$1,236,241	$734,738	$695,742	$426,486	$367	$106	$26,134	$52,574
2021	$1,675,720	$2,245,956	$954,639	$1,166,494	$733	$173	$102,386	$152,011
2020	$1,356,763	$1,925,667	$773,664	$1,053,740	$355	$167	$55,940	$86,315
Column (a):
Our fiscal year 2020 includes 53 weeks, whereas our fiscal years 2021 and 2022 each include 52 weeks. Accordingly, compensation in fiscal year 2020 reflects one extra week of pay compared to fiscal years 2021 and 2022.
Column (b):
Reflects compensation amounts reported in the SCT for our CEO, Steven G. Miller, for the respective years shown.
Column (c):
To calculate the CAP for our CEO, the following adjustments were made to the SCT total compensation, calculated in accordance with the SEC methodology for determining CAP for each year shown:
CEO

Year	SCT	— RSAs Granted	— Options Granted	+ Year-End Equity Value	+/— Change in Value of Prior Equity Awards	+/— Change in Value of Vested Equity Awards	— Value of Equity Awards that Failed to Meet Vesting Conditions	CAP
2022	$1,236,241	$(282,240)	$—	$158,940	$(254,573)	$(123,630)	$—	$734,738
2021	$1,675,720	$(268,200)	$—	$342,180	$234,664	$261,593	$—	$2,245,956
2020	$1,356,763	$(21,000)	$(34,342)	$339,628	$262,865	$21,753	$—	$1,925,667
Column (d):
Reflects compensation amounts reported in the SCT for our non-CEO NEOs as listed below.
2022: Barry D. Emerson, Boyd O. Clark, Jeffrey L. Fraley, and Ian R. Landgreen.
2021: Barry D. Emerson, Boyd O. Clark, and Jeffrey L. Fraley.
2020: Barry D. Emerson, Boyd O. Clark, and Jeffrey L. Fraley.

Column (e):
To calculate the CAP for our
non-CEO
NEOs, the following adjustments were made to the SCT total compensation SCT, calculated in accordance with the SEC methodology for determining CAP for each year shown, with all figures below representing averages for the applicable non-CEO
NEOs:
Non-CEO
NEOs (Average)

Year	SCT	— RSAs Granted	— Options Granted	+ Year-End Equity Value	+/— Change in Value of Prior Equity Awards	+/— Change in Value of Vested Equity Awards	— Value of Equity Awards that Failed to Meet Vesting Conditions	CAP
2022	$695,742	$(142,446)	$(13,655)	$63,576	$(132,228)	$(44,503)	$—	$426,486
2021	$954,639	$(111,253)	$—	$141,941	$129,009	$52,158	$—	$1,166,494
2020	$773,664	$ (8,500)	$(15,568)	$170,486	$142,287	$(8,627)	$—	$1,053,740
Column (f):
The values disclosed in this Total Shareholder Return column (“Our TSR”) represent the measurement period value (including reinvestment of dividends) of an investment of $100 in our common stock as of the last day of our fiscal 2019 (December 29, 2019), and then valued again (including reinvestment of dividends) as of the last day of our fiscal 2020 (January 3, 2021), the last day of our fiscal 2021 (January 2, 2022), and the last day of our fiscal 2022 (January 1, 2023) (“Applicable Measurement Periods”).
Column (g):
The values disclosed in this Peer Group Total Shareholder Return column (“Peer Group TSR”) represent the measurement period value (including reinvestment of dividends) of an investment of $100 in the NASDAQ Retail Trade Index as of the last day of our fiscal 2019 (December 29, 2019), and then valued again (including reinvestment of dividends) as of the Applicable Measurement Periods.
Column (h):
Reflects “Net Income” from the company’s Consolidated Income Statements included in our Annual Reports on Form
10-K
for each of the fiscal years ended January 1, 2023, January 2, 2022, and January 3, 2021.
Column (i):
See Appendix A for the calculation of Adjusted EBITDA.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
Column (d):
Reflects compensation amounts reported in the SCT for our non-CEO NEOs as listed below.
2022: Barry D. Emerson, Boyd O. Clark, Jeffrey L. Fraley, and Ian R. Landgreen.
2021: Barry D. Emerson, Boyd O. Clark, and Jeffrey L. Fraley.
2020: Barry D. Emerson, Boyd O. Clark, and Jeffrey L. Fraley.

Peer Group Issuers, Footnote [Text Block]	The values disclosed in this Peer Group Total Shareholder Return column (“Peer Group TSR”) represent the measurement period value (including reinvestment of dividends) of an investment of $100 in the NASDAQ Retail Trade Index as of the last day of our fiscal 2019 (December 29, 2019), and then valued again (including reinvestment of dividends) as of the Applicable Measurement Periods.
PEO Total Compensation Amount	$ 1,236,241	$ 1,675,720	$ 1,356,763
PEO Actually Paid Compensation Amount	$ 734,738	2,245,956	1,925,667
Adjustment To PEO Compensation, Footnote [Text Block]
Column (c):
To calculate the CAP for our CEO, the following adjustments were made to the SCT total compensation, calculated in accordance with the SEC methodology for determining CAP for each year shown:
CEO

Year	SCT	— RSAs Granted	— Options Granted	+ Year-End Equity Value	+/— Change in Value of Prior Equity Awards	+/— Change in Value of Vested Equity Awards	— Value of Equity Awards that Failed to Meet Vesting Conditions	CAP
2022	$1,236,241	$(282,240)	$—	$158,940	$(254,573)	$(123,630)	$—	$734,738
2021	$1,675,720	$(268,200)	$—	$342,180	$234,664	$261,593	$—	$2,245,956
2020	$1,356,763	$(21,000)	$(34,342)	$339,628	$262,865	$21,753	$—	$1,925,667

Non-PEO NEO Average Total Compensation Amount	$ 695,742	954,639	773,664
Non-PEO NEO Average Compensation Actually Paid Amount	$ 426,486	1,166,494	1,053,740
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Column (e):
To calculate the CAP for our
non-CEO
NEOs, the following adjustments were made to the SCT total compensation SCT, calculated in accordance with the SEC methodology for determining CAP for each year shown, with all figures below representing averages for the applicable non-CEO
NEOs:
Non-CEO
NEOs (Average)

Year	SCT	— RSAs Granted	— Options Granted	+ Year-End Equity Value	+/— Change in Value of Prior Equity Awards	+/— Change in Value of Vested Equity Awards	— Value of Equity Awards that Failed to Meet Vesting Conditions	CAP
2022	$695,742	$(142,446)	$(13,655)	$63,576	$(132,228)	$(44,503)	$—	$426,486
2021	$954,639	$(111,253)	$—	$141,941	$129,009	$52,158	$—	$1,166,494
2020	$773,664	$ (8,500)	$(15,568)	$170,486	$142,287	$(8,627)	$—	$1,053,740

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Tabular List of Most Important Financial Performance Metrics
Set forth below is a tabular list of the financial performance metrics that we consider to be the most important financial performance measures to link to CAP to our CEO and non-CEO
NEOs during the last fiscal year.

Measure	Applicable to Compensation Actually Paid to:
Net Sales in the last fiscal year	CEO and all non-CEO NEOs
Selling and administrative expense in the last fiscal year	CEO and all non-CEO NEOs
Adjusted EBITDA in the last fiscal year	CEO and all non-CEO NEOs
Net Income in the last fiscal year	CEO and all non-CEO NEOs

Total Shareholder Return Amount	$ 367	733	355
Peer Group Total Shareholder Return Amount	106	173	167
Net Income (Loss)	$ 26,134,000	$ 102,386,000	$ 55,940,000
Company Selected Measure Amount	52,574,000	152,011,000	86,315,000
PEO Name	Steven G. Miller
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales in the last fiscal year
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Selling and administrative expense in the last fiscal year
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA in the last fiscal year
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Net Income in the last fiscal year
PEO [Member] | RSAs Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (282,240)	$ (268,200)	$ (21,000)
PEO [Member] | Options Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(34,342)
PEO [Member] | Year End Equity Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	158,940	342,180	339,628
PEO [Member] | Change In Value Of Prior Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(254,573)	234,664	262,865
PEO [Member] | Change In Value Of Vested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(123,630)	261,593	21,753
PEO [Member] | Value Of Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | RSAs Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(142,446)	(111,253)	(8,500)
Non-PEO NEO [Member] | Options Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,655)	0	(15,568)
Non-PEO NEO [Member] | Year End Equity Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	63,576	141,941	170,486
Non-PEO NEO [Member] | Change In Value Of Prior Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(132,228)	129,009	142,287
Non-PEO NEO [Member] | Change In Value Of Vested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(44,503)	52,158	(8,627)
Non-PEO NEO [Member] | Value Of Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0